Cover	May 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2026
Entity File Number	001-41063
Entity Registrant Name	Journey Medical Corporation
Entity Central Index Key	0001867066
Entity Tax Identification Number	47-1879539
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9237 E Via de Ventura Blvd.
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	8525
City Area Code	480
Local Phone Number	434-6670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DERM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false